Segment Reporting	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 — SEGMENT REPORTING

Due to the launch of the $IP Token treasury reserve strategy in August 2025 and continual assessment of the requirements under ASC 280, Segment Reporting, the Company has reassessed its segment conclusions and determined that effective with this Quarterly Report on Form 10-Q, the Company is presenting two operating and reportable segments: one reportable segment that produces and sells alcohol beverages under various brands (the “Heritage Distilling Segment”); and one segment that manages the Company’s intangible digital asset treasury (the “IP Strategy Segment”). In the Heritage Distilling Segment, all brands are predominantly beverages that are manufactured using similar production processes, have comparable alcohol content, generally fall under the same regulatory environment, and are sold to the same types of customers in similar size quantities at similar price points and with similar profit margins. In the IP Strategy Segment, the Company’s $IP Token investments are maintained and managed to make a return on investment through validation and staking activities to generate revenue.

The Company’s chief operating decision maker (“CODM”) is the chief executive officer. The CODM assesses performance for each segment based on revenue and gross profit, which are reported in the condensed consolidated statement of operations. Other costs and expenses of the Company are analyzed on an aggregate basis and not allocated to the segments. The accounting policies for segment reporting are the same as for the Company’s consolidated financial statements. As the Company continues its operations of the $IP treasury strategy, it may provide additional data points to the CODM to assist with decision making that will be evaluated for inclusion in the Company’s reportable segment disclosure

The following summarizes the Company’s operations by segment. There were no IP Strategy Segment activities prior to the nine months ended September 30, 2025.

	Nine Months Ended September 30,
	2025	2024
Heritage Distilling Segment
Revenue(a)	$3,494,262	$5,309,907
Cost of Revenue	3,018,488	3,523,831
Gross Profit	475,774	1,786,076

IP Strategy Segment
Revenue(b)	1,908,544	—
Cost of Revenue	53,342	—
Gross Profit	1,855,202	—

Total Revenue	5,402,806	5,309,907
Cost of Revenue	3,071,830	3,523,831
Gross Profit	$2,330,976	$1,786,076

____________

(a)      Represented as Product Sales and Distillery Services in the condensed consolidated statement of operations.

(b)      Represented as Crypto and Related Revenue in the condensed consolidated statement of operations.

The CODM does not review disaggregated assets on a segment basis, and therefore, such information is not presented. As a result of the change in operating segments, the Company’s reporting units were reassessed, and it was determined that the two operating segments are also reporting units for the purpose of evaluating goodwill for impairment. Since the IP Strategy Segment is a newly-created operating segment that did not have activities prior to the nine months ended September 30, 2025, all goodwill was attributed to the Heritage Distilling Segment.